Other Financial Liabilities - Summary of Unsecured Liabilities by Currency and Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 43,388,605	$ 41,780,543
Non-current, Maturity	$ 800,772,841	$ 784,713,705
U.S. dollar | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.99%	6.99%
Nominal Interest Rate	6.90%	6.90%
Current, Maturity	$ 10,528,603	$ 9,638,449
Non-current, Maturity	$ 526,737,783	$ 487,595,270
U.S. dollar | Chile [Member] | BNY Mellon S-1 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.96%	7.96%
Nominal Interest Rate	7.88%	7.88%
Current, Maturity	$ 5,058,091	$ 4,693,498
Non-current, Maturity	$ 153,480,285	$ 142,300,747
U.S. dollar | Chile [Member] | BNY Mellon S-2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.40%	7.40%
Nominal Interest Rate	7.33%	7.33%
Current, Maturity	$ 1,617,476	$ 1,500,880
Non-current, Maturity	$ 51,960,662	$ 48,131,124
U.S. dollar | Chile [Member] | BNY Mellon S-3 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.26%	8.26%
Nominal Interest Rate	8.13%	8.13%
Current, Maturity	$ 1,024,463	$ 950,619
Non-current, Maturity	$ 24,876,133	$ 22,694,249
U.S. dollar | Chile [Member] | BNY Mellon 24296 [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.32%	4.32%
Nominal Interest Rate	4.25%	4.25%
Current, Maturity	$ 2,828,573	$ 2,493,452
Non-current, Maturity	$ 296,420,703	$ 274,469,150
Chilean UF | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	5.48%	5.48%
Current, Maturity	$ 32,860,002	$ 32,142,094
Non-current, Maturity	$ 274,035,058	$ 297,118,435
Chilean UF | Chile [Member] | Banco Santander 317-H [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.17%	7.17%
Nominal Interest Rate	6.20%	6.20%
Current, Maturity	$ 6,592,332	$ 6,513,162
Non-current, Maturity	$ 43,982,519	$ 48,321,664
Chilean UF | Chile [Member] | Banco Santander 522-M [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.82%	4.82%
Nominal Interest Rate	4.75%	4.75%
Current, Maturity	$ 26,267,670	$ 25,628,932
Non-current, Maturity	230,052,539	248,796,771
One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,700,030	7,144,997
One to Three Months [Member] | U.S. dollar | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,700,030	7,144,997
Three to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	35,688,575	34,635,546
Three to Twelve Months [Member] | U.S. dollar | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,828,573	2,493,452
Three to Twelve Months [Member] | Chilean UF | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	32,860,002	32,142,094
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
One to Two Years [Member] | Chilean UF | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
One to Two Years [Member] | Chilean UF | Chile [Member] | Banco Santander 317-H [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,888,467	5,733,684
One to Two Years [Member] | Chilean UF | Chile [Member] | Banco Santander 522-M [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,736,309	25,059,809
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Two to Three Years [Member] | Chilean UF | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Two to Three Years [Member] | Chilean UF | Chile [Member] | Banco Santander 317-H [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,888,467	5,733,684
Two to Three Years [Member] | Chilean UF | Chile [Member] | Banco Santander 522-M [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,736,309	25,059,809
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Three to Four Years [Member] | Chilean UF | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Three to Four Years [Member] | Chilean UF | Chile [Member] | Banco Santander 317-H [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,888,467	5,733,684
Three to Four Years [Member] | Chilean UF | Chile [Member] | Banco Santander 522-M [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,736,309	25,059,809
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	328,045,479	30,793,493
Four to Five Years [Member] | U.S. dollar | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	296,420,703
Four to Five Years [Member] | U.S. dollar | Chile [Member] | BNY Mellon 24296 [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	296,420,703
Four to Five Years [Member] | Chilean UF | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,624,776	30,793,493
Four to Five Years [Member] | Chilean UF | Chile [Member] | Banco Santander 317-H [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,888,467	5,733,684
Four to Five Years [Member] | Chilean UF | Chile [Member] | Banco Santander 522-M [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,736,309	25,059,809
Over Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	377,853,034	661,539,733
Over Five Years [Member] | U.S. dollar | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	230,317,080	487,595,270
Over Five Years [Member] | U.S. dollar | Chile [Member] | BNY Mellon S-1 [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	153,480,285	142,300,747
Over Five Years [Member] | U.S. dollar | Chile [Member] | BNY Mellon S-2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	51,960,662	48,131,124
Over Five Years [Member] | U.S. dollar | Chile [Member] | BNY Mellon S-3 [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	24,876,133	22,694,249
Over Five Years [Member] | U.S. dollar | Chile [Member] | BNY Mellon 24296 [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		274,469,150
Over Five Years [Member] | Chilean UF | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	147,535,954	173,944,463
Over Five Years [Member] | Chilean UF | Chile [Member] | Banco Santander 317-H [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	20,428,651	25,386,928
Over Five Years [Member] | Chilean UF | Chile [Member] | Banco Santander 522-M [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 127,107,303	$ 148,557,535